UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22222

                     ROBECO-SAGE TRITON MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS
ROBECO-SAGE TRITON MASTER FUND, L.L.C.

Quarterly Report (unaudited)
June 30, 2009

                     Robeco-Sage Triton Master Fund, L.L.C.

                       Schedule of Investments (unaudited)

                                  June 30, 2009

                                                                          %* OF
                                                                         MEMBERS'
PORTFOLIO FUND                                   COST         VALUE       CAPITAL    LIQUIDITY**
--------------                               -----------   -----------   --------   -------------
LONG/SHORT EQUITY:
Avesta Fund, Ltd.                            $ 3,000,000   $ 3,020,628     3.10%       Monthly
Cantillon World, Ltd.                          2,800,000     2,863,105     2.94%       Monthly
Cobalt Offshore Fund                           4,000,000     4,189,340     4.31%    Semi-Annually
Criterion Capital Partners, Ltd.               2,003,714     2,249,793     2.31%       Monthly
Highline Capital International, Ltd.           3,700,969     3,988,409     4.10%      Quarterly
Ivory Offshore Flagship Fund, Ltd.             2,169,988     2,828,105     2.91%      Quarterly
North Run Offshore Partners, Ltd.              1,566,732     1,614,605     1.66%       Quarterly
Pennant Windward Offshore Fund                 4,250,000     4,374,866     4.50%      Quarterly
PFM Diversified Offshore Fund, Ltd.            4,400,000     4,504,121     4.63%      Quarterly
                                             -----------   -----------    -----
   TOTAL LONG/SHORT EQUITY                    27,891,403    29,632,972    30.46%
                                             -----------   -----------    -----
EVENT DRIVEN:
Altima Global Special Situations
   Fund, Ltd.                                  2,311,712     2,518,981     2.58%      Quarterly
Elliott International, Ltd.                    3,500,000     4,968,512     5.11%      Quarterly
Eton Park Overseas Fund, Ltd.                  3,462,113     4,189,092     4.31%      Annually
Fir Tree International Value Fund II, Ltd.     2,242,835     2,354,321     2.42%      Quarterly
Magnetar Capital Fund, Ltd.                    2,119,338     1,742,657     1.78%    Quarterly***
Montrica Global Opportunities Fund             2,354,538     1,904,682     1.96%      Quarterly
Octavian Global Fund, Ltd.                       834,467       522,182     0.54%        +++
Perry Partners International, Inc.             3,221,142     3,048,249     3.14%      Annually
Taconic Opportunity Offshore Fund, Ltd.        3,169,833     3,013,862     3.10%      Quarterly
                                             -----------   -----------    -----
   TOTAL EVENT DRIVEN                         23,215,978    24,262,538    24.94%
                                             -----------   -----------    -----
MACRO:
Brevan Howard Emerging Markets                 1,577,961     2,009,148     2.06%      Monthly
   Strategies Fund Limited
Brevan Howard Fund Limited                     2,000,000     2,228,672     2.29%      Monthly
Moore Global Investments Fund, Ltd.            2,000,000     2,127,113     2.19%      Annually
QFS Global Macro Hedge Fund, Ltd.              1,637,772     1,845,696     1.90%      Monthly
Wexford Offshore Spectrum Fund                    88,996        93,235     0.09%        +++
Woodbine Capital Fund, Ltd.                    2,250,000     2,490,090     2.56%      Quarterly
                                             -----------   -----------    -----
   TOTAL MACRO                                 9,554,729    10,793,954    11.09%
                                             -----------   -----------    -----

                     Robeco-Sage Triton Master Fund, L.L.C.

                                  June 30, 2009

                                                                                             %* OF
                                                                                            MEMBERS'
PORTFOLIO FUND                                                     COST          VALUE      CAPITAL      LIQUIDITY**
--------------                                                  -----------   -----------   --------   --------------
DISTRESSED:
Anchorage Capital Partners
   Offshore, Ltd.                                               $ 2,500,000   $ 2,801,658      2.88%      Annually
Greywolf Capital Overseas Fund                                       66,602        78,283      0.08%        +++
Matlin Patterson Distressed Opportunities Fund, Ltd.              2,600,000     2,790,493      2.87%   Semi-Annually
Redwood Offshore Fund, Ltd.                                       2,660,000     2,930,919      3.02%    Bi-Annually
                                                                -----------   -----------    ------
   TOTAL DISTRESSED                                               7,826,602     8,601,353      8.85%
                                                                -----------   -----------    ------
FUNDAMENTAL MARKET NEUTRAL:
Level Global, Ltd.                                                2,750,000     2,899,259      2.98%     Quarterly
O'Connor Global Fundamental Market Neutral Long/Short Limited     3,571,711     4,869,010      5.00%      Monthly
                                                                -----------   -----------    ------
   TOTAL FUNDAMENTAL MARKET NEUTRAL                               6,321,711     7,768,269      7.98%
                                                                -----------   -----------    ------
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund                 2,600,000     2,413,226      2.48%      Monthly
Citadel Kensington Global Strategies Fund, Ltd.                   2,613,221     2,240,259      2.30%   Bi-Annually***
Sandleman Partners Multi-Strategy Fund, Ltd.                        588,285       274,020      0.28%         +
                                                                -----------   -----------    ------
   TOTAL MULTI-STRATEGY RELATIVE VALUE                            5,801,506     4,927,505      5.06%
                                                                -----------   -----------    ------
STRUCTURED CREDIT:
Cerberus International, Ltd.                                      4,250,000     3,396,449      3.49%    Quarterly***
D.B. Zwirn Special Opportunities Fund, Ltd.                         215,112       102,417      0.11%        +++
Dune Capital International, Ltd.                                    293,086       202,999      0.21%         +
Petra Offshore Fund L.P.(1)                                       1,950,000            --      0.00%     Quarterly
Sorin Offshore Fund, Ltd.                                         1,470,537       947,837      0.97%         +
                                                                -----------   -----------    ------
   TOTAL STRUCTURED CREDIT                                        8,178,735     4,649,702      4.78%
                                                                -----------   -----------    ------
FIXED INCOME RELATIVE VALUE:
The Drake Absolute Return Fund,
   Ltd                                                              369,463       228,640      0.23%         +
                                                                -----------   -----------    ------
CREDIT:
Latigo Offshore Ltd.                                                181,942       157,173      0.16%         +
                                                                -----------   -----------    ------
     TOTAL PORTFOLIO FUNDS                                       89,342,069    91,022,106     93.55%
                                                                -----------   -----------    ------
CASH & CASH EQUIVALENTS:
Western Asset/Citi Institutional
U.S. Treasury
   Reserves, Cl A, 0.10%(2)                                       4,904,715     4,904,715      5.04%       Daily
SEI Daily Income Trust Treasury Fund, Class A, 0.08%(2)           2,164,983     2,164,983      2.23%       Daily
                                                                -----------   -----------    ------
   TOTAL CASH & CASH EQUIVALENTS                                  7,069,698     7,069,698      7.27%
                                                                -----------   -----------    ------
   TOTAL INVESTMENTS                                            $96,411,767   $98,091,804    100.82%
                                                                ===========   ===========    ======

                     Robeco-Sage Triton Master Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                  June 30, 2009

* Percentages are based on Members' Capital at the end of period of $97,298,956.

**   Liquidity terms shown apply after lock-up provisions.

***  Portfolio Fund restricted redemptions on June 30, 2009.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.

+++ The Master Fund's remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating.

(1) Valuation reflects a fair valuation methodology recommended by the Adviser and approved by the Valuation Committee of the Board.

(2)  The rate shown is the 7-day effective yield as of June 30, 2009.

At June 30, 2009, the aggregate cost of investments for tax purposes was $96,411,767. Net unrealized appreciation on investments for tax purposes was $ 1,680,037 consisting of $ 9,712,110 of gross unrealized appreciation and $(8,032,073) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.55% of Members' Capital, have been fair valued.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Master Fund's investments carried at value:

                                           LEVEL 1     LEVEL 2     LEVEL 3        TOTAL
                                         -----------   -------   -----------   -----------
Investments in Portfolio Funds           $        --     $--     $91,022,106   $91,022,106
Investments in Cash & Cash Equivalents     7,069,698      --              --     7,069,698
                                         -----------     ---     -----------   -----------
TOTAL                                    $ 7,069,698     $--     $91,022,106   $98,091,804
                                         ===========     ===     ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                    INVESTMENTS IN
                                                   PORTFOLIO FUNDS
                                                   ---------------
BALANCE AS OF 3/31/09                               $ 85,976,321
Realized gain/(loss)                                      (5,181)
Change in unrealized appreciation/(depreciation)       5,157,564
Net purchase/(sales)                                    (106,598)
Net transfers in/and or out of Level 3                        --
                                                    ------------
BALANCE AS OF 6/30/09                               $ 91,022,106
                                                    ============

For information regarding the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Robeco-Sage Triton Master Fund, L.L.C.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: August 28, 2009


By (Signature and Title)*               /s/ Matthew J. Davis
                                        ----------------------------------------
                                        Matthew J. Davis
                                        Chief Financial Officer

Date: August 28, 2009

* Print the name and title of each signing officer under his or her signature.